Note 10 - Dividends distribution (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 20, 2024	Nov. 06, 2024	May 22, 2024	May 24, 2023	May 22, 2024	May 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Nov. 22, 2023	May 03, 2023	Nov. 23, 2022
Note 10 - Dividends distribution
Payments for dividends approved	$ 299,000
Dividends recognised as distributions to owners	$ 300,000		$ 459,000	$ 401,000	$ 694,000	$ 602,000	$ 763,648	$ 655,478	$ 541,674
Dividends paid, amount per share including interim dividend (in dollars per share)											$ 0.2		$ 0.17
Dividends payable, amount per share including interim dividend (in dollars per share)										$ 0.6		$ 0.51
Dividends paid, amount per ADS including interim dividend (in dollars per share)											$ 0.4		$ 0.34
Dividends payable, amount per ADS including interim dividend (in dollars per share)										$ 1.2		$ 1.02
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.27	$ 0.27	$ 0.4	$ 0.34
Dividends paid, per ADS (in dollars per share)	$ 0.54	$ 0.54	$ 0.8	$ 0.68